Property, Plant And Equipment - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($) kPa kV	Dec. 31, 2018 CAD ($)
Regulated Operations [Abstract]
Electric distribution capacity (kV) | kV	69
Gas distribution capacity (kPa) | kPa	2,070
Gas distribution capacity, hoop stress (percent)	20.00%
Electric transmission capacity (kV) | kV	69
Gas transmission capacity, and higher (kPa) | kPa	2,070
Gas transmission capacity, hoop stress (percent)	20.00%
Capital assets under capital lease	$ 514
Capital assets under capital lease		$ 656
Capital assets under capital lease accumulated depreciation	$ 206
Capital assets under capital lease accumulated depreciation		$ 203